Leases - Summary of Lease Expense (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022
Lease, Cost [Abstract]
Operating lease asset impairment	$ 378	$ 378